Taxation - Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Deferred guarantee income and other accrued expenses	¥ 807,224	¥ 832,412
Contingent guarantee liabilities	220,527	232,210
Provision for credit losses	948,177	646,460
Advertising expenses in excess of deduction limit	5,683	178
Net operating loss carryforwards	43,237	21,919
Less: valuation allowance	(13,038)	(6,756)	¥ (4,429)	¥ (6,662)
Total deferred tax assets	2,011,810	1,726,423
Net deferred tax assets	1,141,761	1,176,878
Deferred tax liabilities
Contract assets and service fees receivable	636,659	523,752
Guarantee receivables	285,949	80,128
Total deferred tax liabilities	922,608	603,880
Net deferred tax liabilities	¥ 52,559	¥ 54,335